Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024
Acquisition:
Balance, beginning of period	$ 22,199	$ 6,000
Option payments	98
Impairment	(16,297)	(6,000)
Balance, period end	6,000
Exploration and Evaluation:
Balance, beginning period	23,771	20,446
Lanxess 1A evaluation costs	54	22
Impairment	(3,379)	(20,468)
Balance, period end	20,446
Exploration and evaluation assets	26,446		$ 45,970
California Properties
Acquisition:
Balance, beginning of period	16,199
Option payments	98
Impairment	(16,297)
Exploration and Evaluation:
Balance, beginning period	3,379
Impairment	(3,379)
Lanxess 1A Project
Acquisition:
Balance, beginning of period	6,000	6,000
Impairment		(6,000)
Balance, period end	6,000
Exploration and Evaluation:
Balance, beginning period	20,392	20,446
Lanxess 1A evaluation costs	54	22
Impairment		$ (20,468)
Balance, period end	20,446
Exploration and evaluation assets	$ 26,446